Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Total Shareholder Return (Initial Value $100)(4)	Net Income
2022	$2,671,439	$1,982,879	$825,190	$638,930	$(15.69)	$(53,418,000)
2023	$2,401,649	$644,841	$791,656	$271,421	$(62.37)	$(56,290,000)
2024	$1,874,138	$604,355	$706,371	$299,337	$(81.46)	$(35,636,000)

(1)
William B. Shepro was the PEO for each of 2022, 2023 and 2024.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).

(3)
Our non-PEO Named Executive Officers for 2022, 2023 and 2024 were Michelle D. Esterman and Gregory J. Ritts.

(4)
Total Shareholder Return is calculated based on a fixed $100 investment as of December 31 of the previous year, with the return on such investment measured as of market close on the last trading day of the year being reported.

The following table outlines the adjustments made to the compensation earned by our PEO and non-PEO Named Executive Officers, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to them.
Item and Value Added (Deducted)	2024	2023	2022
For PEO:
Summary Compensation Table Total	$1,874,138	$2,401,649	$2,671,439
- Summary Compensation Table “Stock Awards” column value	$(664,010)	$(1,185,575)	$(1,414,117)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$171,680	$825,767	$1,284,961
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(597,645)	$(865,194)	$(198,831)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$(151,192)	$(336,571)	$17,305
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(28,615)	$(195,235)	$(377,878)
Compensation Actually Paid	$604,355	$644,841	$1,982,879
Item and Value Added (Deducted)	2024	2023	2022
For Non-PEO Named Executive Officers (Average):
Summary Compensation Table Total	$706,372	$791,656	$825,190
- Summary Compensation Table “Stock Awards” column value	$(241,008)	$(266,900)	$(324,945)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$59,258	$183,970	$298,033
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(169,808)	$(306,552)	$(80,955)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$(35,566)	$(90,127)	$1,532
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(19,911)	$(40,626)	$(79,925)
Compensation Actually Paid	$299,337	$271,421	$638,930

Named Executive Officers, Footnote	(1) William B. Shepro was the PEO for each of 2022, 2023 and 2024. (3) Our non-PEO Named Executive Officers for 2022, 2023 and 2024 were Michelle D. Esterman and Gregory J. Ritts.
PEO Total Compensation Amount	$ 1,874,138	$ 2,401,649	$ 2,671,439
PEO Actually Paid Compensation Amount	$ 604,355	644,841	1,982,879
Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by our PEO and non-PEO Named Executive Officers, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to them.
Item and Value Added (Deducted)	2024	2023	2022
For PEO:
Summary Compensation Table Total	$1,874,138	$2,401,649	$2,671,439
- Summary Compensation Table “Stock Awards” column value	$(664,010)	$(1,185,575)	$(1,414,117)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$171,680	$825,767	$1,284,961
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(597,645)	$(865,194)	$(198,831)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$(151,192)	$(336,571)	$17,305
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(28,615)	$(195,235)	$(377,878)
Compensation Actually Paid	$604,355	$644,841	$1,982,879

Non-PEO NEO Average Total Compensation Amount	$ 706,371	791,656	825,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 299,337	271,421	638,930
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by our PEO and non-PEO Named Executive Officers, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to them.
Item and Value Added (Deducted)	2024	2023	2022
For Non-PEO Named Executive Officers (Average):
Summary Compensation Table Total	$706,372	$791,656	$825,190
- Summary Compensation Table “Stock Awards” column value	$(241,008)	$(266,900)	$(324,945)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$59,258	$183,970	$298,033
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(169,808)	$(306,552)	$(80,955)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$(35,566)	$(90,127)	$1,532
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(19,911)	$(40,626)	$(79,925)
Compensation Actually Paid	$299,337	$271,421	$638,930

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (81.46)	(62.37)	(15.69)
Net Income (Loss)	$ (35,636,000)	(56,290,000)	(53,418,000)
PEO Name	William B. Shepro
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (664,010)	(1,185,575)	(1,414,117)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,680	825,767	1,284,961
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(597,645)	(865,194)	(198,831)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,192)	(336,571)	17,305
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,615)	(195,235)	(377,878)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(241,008)	(266,900)	(324,945)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,258	183,970	298,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,808)	(306,552)	(80,955)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,566)	(90,127)	1,532
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,911)	$ (40,626)	$ (79,925)